INITIAL PUBLIC OFFERING (Details)	Jan. 25, 2017 $ / shares shares
Initial Public Offering [Member]
Initial Public Offering [Abstract]
Sale of stock (in shares)	17,500,000
Price per share (in dollars per share) | $ / shares	$ 10.00
Number of common stock in each unit (in shares)	1
Number of warrant in each unit (in shares)	0.50
Number of securities called by each warrant (in shares)	1
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50
Over-Allotment Option [Member]
Initial Public Offering [Abstract]
Sale of stock (in shares)	2,200,000
Price per share (in dollars per share) | $ / shares	$ 10.00